Consolidated Statements Of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Line Items]
Revenue (note 12)	$ 120,784	$ 104,671
Cost of revenue	15,869	13,090
Gross margin	104,915	91,581
Operating expenses
Sales and marketing	45,584	40,207
Research and development	23,264	19,441
General and administration	30,438	16,667
Operating expense	99,286	76,315
Operating income	5,629	15,266
Other (expense) income
Finance (expense) income, net	(30)	395
Interest expense – lease liability	(552)	(619)
Foreign exchange (loss) gain	(690)	200
Total Other (expense) income	(1,272)	(24)
Net income before income taxes	4,357	15,242
Income tax expense (note 13)	(625)	(4,607)
Net income	3,732	10,635
Unrealized gain on derivatives, net of tax	188
Net income and total comprehensive income	$ 3,920	$ 10,635
Basic net income per common share (note 11(j))	$ 0.08	$ 0.25
Diluted net income per common share (note 11(j))	$ 0.07	$ 0.24
Weighted average number of common shares outstanding	47,131,785	42,137,720
Basic [member]
Other (expense) income
Weighted average number of common shares outstanding	47,131,785	42,137,720
Diluted [member]
Other (expense) income
Weighted average number of common shares outstanding	49,916,511	44,746,451